Auditor fees (Tables)	12 Months Ended
Dec. 31, 2025
Auditor fees
Schedule of auditors fees

	KPMG	Other
2025	Accountants	KPMG	Total
In millions of €	N.V.	network	KPMG
Audit of the financial statements	6	4	10
Other audit engagements	0	—	0
Assurance engagements related to sustainability reporting	1	—	1
Tax-related advisory services	—	—	—
Other non-audit services	—	—	—
Total	7	4	11